Revenue - Interest income net (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenue
Interest revenue calculated using the effective interest rate	₽ (1,060)	₽ (796)
Interest expense classified as part of cost of revenue	185	195
Interest income and expenses from non-banking loans classified separately in the consolidated statement of comprehensive income	32	15
Interest income, net, for the purposes of consolidated cash flow statement	₽ (843)	₽ (586)